Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from (used in) operating activities
Profit before tax	¥ 79,945	¥ 34,961	¥ 11
Adjustments for:
Depreciation and amortization	25,482	21,391	18,591
Loss on disposal of property and equipment and intangible assets	1,338	696	1,495
Share-based payment expenses	1,847	0	0
Other income and costs	(1,517)	618	(1,552)
Changes in assets and liabilities:
Guarantee deposits	170,090	77,656	(39,594)
Call loans	22,986	53,083	(18,083)
Accounts receivable	(9,327)	(3,266)	50,350
Loans and advances to customers	(585,244)	(399,055)	(311,125)
Securities	(72,277)	(31,256)	(45,476)
Deposits	566,556	249,362	260,400
Accounts payable	173,856	145,558	130,744
Other financial assets	(7,005)	1,890	(4,204)
Other financial liabilities	13,393	2,327	9,759
Provisions	6	(1,864)	4,438
Other	6,865	10,030	(1,913)
Cash provided by operations	386,994	162,131	53,841
Income tax paid	(12,573)	(6,870)	(4,472)
Income tax refunded	876	588	606
Net cash provided by operating activities	375,297	155,849	49,975
Cash flows from (used in) investing activities
Purchases of securities	(779,962)	(463,314)	(437,408)
Proceeds from sales/redemption of securities	189,284	177,885	189,836
Purchases of property and equipment	(6,369)	(4,822)	(4,584)
Purchases of intangible assets	(17,823)	(17,264)	(17,911)
Proceeds from withdrawal of deposits with a related party	0	0	600,000
Payments of deposits with a related party	0	0	(600,000)
Payment for acquisition of subsidiaries	0	(5,759)	0
Purchase of investment accounted for using the equity method	(11,655)	(1,360)	0
Other	(2,302)	(5,343)	(3,316)
Net cash used in investing activities	(628,827)	(319,977)	(273,383)
Cash flows from (used in) financing activities
Net increase (decrease) in short-term borrowings	199,982	(128,700)	30,000
Proceeds from long-term borrowings	722,600	842,300	595,100
Repayments of long-term borrowings	(757,203)	(917,898)	(516,422)
Repayments of lease liabilities	(2,744)	(2,820)	(2,409)
Proceeds from issuance of new common shares	217,522	0	3,444
Payments for the purchase of the equity interest of subsidiaries, through business combinations of entities under common control	(130,185)	0	0
Dividends paid to non-controlling interests	(2,909)	(2,519)	(1,604)
Dividends paid to the ultimate parent company	(311)	(283)	(179)
Other	0	(405)	0
Net cash provided by (used in) financing activities	246,752	(210,325)	107,930
Effect of exchange rate changes on cash and cash equivalents	50	(59)	488
Decrease in cash and cash equivalents	(6,728)	(374,512)	(114,990)
Cash and cash equivalents at the beginning of the year	369,811	744,323	859,313
Cash and cash equivalents at the end of the year	¥ 363,083	¥ 369,811	¥ 744,323